Leases (Rental Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Leases [Abstract]
Rental expense related to operating leases	$ 0	$ 164
Expenses related to variable lease components not included in lease liabilities	20	0
Expenses related to low-value leases	32	0
Rental expense	$ 52	$ 164